Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Component of income tax expenses
Current tax expense	¥ 2,953,670		¥ 2,764,097	¥ 2,531,271
Deferred tax (benefit)/expense	88,179		150,629	(70,621)
Income tax expenses	¥ 3,041,849	$ 466,184	¥ 2,914,726	¥ 2,460,650